Financial risk management (Tables) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of foreign currency conversion rate

The foreign currency conversion rate used in this combined and consolidated financial statement are as follows:

	2024	2023

Malaysian Ringgit to US dollar
- Closing rate	0.2237	0.2179

- Average rate	0.2186	0.2192

Schedule of carrying amounts of financial instruments exposed to interest rate risk

The carrying amounts of the Group’s financial instruments that are exposed to interest rate risk are as follow:

	2024	2023
	Floating rate	Floating rate
	USD	USD
Financial assets
Fixed deposits with financial institutions	718,935	681,313

Schedule of information about the exposure to credit risk

	2024			2023
	Gross carrying amount	Loss allowance	Net balance	Gross carrying amount	Loss allowance	Net balance
	USD	USD	USD	USD	USD	USD

Current (not past due)	1,915,170	-	1,915,170	1,551,194	-	1,551,194
1-30 days past due	333,564	-	333,564	201,811	-	201,811
31-60 days past due	27,223	-	27,223	33,813	-	33,813
61-90 days past due	8,815	-	8,815	11,505	-	11,505
More than 90 days past due	24,766	-	24,766	13,303	-	13,303
	2,309,538	-	2,309,538	1,811,626	-	1,811,626

Schedule of maturity profile of the group’s financial liabilities

	On demand or within one year	One to two years	Two to three years	Total
	USD			USD

2024

Trade payables	501,104	-	-	501,104
Other payables	260,391	-	-	260,391
Accruals	108,446	-	-	108,446
Client’s funds held in trust	752,893	-	-	752,893
Lease liabilities	33,784	40,349	-	74,133

2023

Trade payables	411,066	-	-	411,066
Other payables	381,131	-	-	381,131
Accruals	58,184	-	-	58,184
Client’s funds held in trust	607,591	-	-	607,591
Lease liabilities	29,945	66,596	7,018	103,559